Transmission Rights and Programming (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transmission Rights and Programming.
Transmission rights	$ 10,292,207	$ 8,210,722
Programming	6,723,331	5,838,665
Total current transmission rights and programming	17,015,538	14,049,387
Transmission rights	5,903,917	4,809,998
Programming	3,325,898	3,348,523
Total non-current transmission rights and programming	9,229,815	8,158,521
Current portion of transmission rights and programming	7,785,723	5,890,866
Amortization of transmission rights and programming	$ 18,009,554	$ 15,296,563	$ 14,591,858